Financing Costs And Income	12 Months Ended
Jan. 31, 2021
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Financing Costs And Income
28.	FINANCING COSTS AND INCOME
Details of financin
g
 costs and financing income were as follows:

	Years ended
	January 31, 2021	January 31, 2020
Interest on long-term debt	$82.4	$62.9
Transaction costs on long-term debt	12.7	—
Interest and commitment fees on revolving credit facilities	6.2	6.6
Interest on lease liabilities	9.3	9.0
Net interest on employee future benefit liabilities (Note 17)	5.5	6.2
Other	3.9	6.2
Financing costs	120.0	90.9

Financing income	(19.8)	(2.2)
Total	$100.2	$88.7